Debt - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 11, 2021	Dec. 31, 2021	Oct. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long Term Debt Term		6 years
Uber Elevate [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Convertible Preferred Stock	$ 75.0
Derivative, Fixed Interest Rate	5.00%
Debt conversion converted instrument amount	$ 75.0
Debt converted into common stock	7,716,780
Accrued and unpaid interest on the debt	$ 2.2
Tenant Improvement Loan
Debt Instrument [Line Items]
Debt instrument face value		$ 1.6
Loans and Leases Receivable, Loans in Process			$ 1.1	$ 1.1	$ 1.1	$ 0.5
Period Within Which The Loan Is Repayable InCase Of Termination		30 days
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		8.00%
Average effective interest rate		8.10%